Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 205,104	$ 215,931	$ 157,436
Other comprehensive income, net of tax:
Net unrealized holding gains (losses) on securities available for sale arising during period (net of tax effects of $15,144, $(7,004), and $(2,586))	56,970	(26,348)	(4,803)
Reclassification adjustment for losses on securities available for sale included in net income (net of tax effects of $3, $30 and $1,671)	9	111	3,103
Other comprehensive income, net of tax	56,979	(26,237)	(1,700)
Comprehensive income	$ 262,083	$ 189,694	$ 155,736